Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of Lease Liability

A reconciliation of the lease commitment relative to these two leases as reported on the financial statements for the year ended December 31, 2018 and the lease liability which has been reflected on the balance sheet effective January 1, 2019 is as follows:

(in thousands)
Lease commitment as disclosed at December 31, 2018
Not later than 1 year	$789
Later than 1 year and not later than 5 years	2,772
Later than 5 years	224

Total lease commitment as disclosed at December 31, 2018	$3,785
Extension option reasonably certain to be exercised [1]	1,530
Less: Discounting using the incremental borrowing rate [2]	(636)
Lease liability as at January 1, 2019	$4,679

Lease liability is comprised of:
Current portion	$679
Long-term portion	4,000
Lease liability as at January 1, 2019	$4,679

1)  The Company’s office lease in the Cayman Islands contains two optional extension periods. Upon applying IFRS 16, the Company concluded it was reasonably certain to exercise the first extension period. The second extension period, which covers a term of 5 years, was not included in the calculation of the lease liability.

2)  The future cash outflows were discounted using the Company’s estimated incremental borrowing rate ranging from 3.9764% to 4.3340%.